Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Common Stock		Class B Common Stock	Additional paid in capital	Unearned Compensation	Retained Earnings	Statutory reserves	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Treasury shares	Total
Balance at Dec. 31, 2019		$ 17,710	[1]		$ 28,369,076		$ 26,956,573	$ 516,193	$ (1,914,232)	$ (9,807)		$ 53,935,513
Balance (in Shares) at Dec. 31, 2019	[1]	1,771,047
Capital contributed by shareholder			[1]		4,550,000							4,550,000
Net income (loss)			[1]				(13,091,790)			37,380		(13,054,410)
Statutory reserves			[1]				(4,235,071)	4,235,071
Foreign currency translation adjustment			[1]						5,507,420	2,172		5,509,592
Private placement		$ 1,049	[1]		6,502,329							6,503,378
Private placement (in Shares)	[1]	104,893
Shares issued for business acquisition		$ 1,563	[1]		18,329,213							18,330,776
Shares issued for business acquisition (in Shares)	[1]	156,273
Shares issued for share-based compensation		$ 233	[1]		1,721,637	(624,455)						1,097,415
Shares issued for share-based compensation (in Shares)	[1]	23,300
Capital contribution from non-controlling interest			[1]							3,065,134		3,065,134
Balance at Dec. 31, 2020		$ 20,555	[1]		59,472,255	(624,455)	9,629,712	4,751,264	3,593,188	3,094,879		79,937,398
Balance (in Shares) at Dec. 31, 2020	[1]	2,055,513
Net income (loss)			[1]				30,380,361			126,161		30,506,522
Statutory reserves			[1]				(2,190,847)	2,190,847
Foreign currency translation adjustment			[1]						2,039,011	2,051		2,041,062
Shares issued for share-based compensation		$ 8	[1]		71,167							71,175
Shares issued for share-based compensation (in Shares)	[1]	750
Amortization of share-based compensation			[1]			498,825						498,825
Issuance of common shares and pre-funded warrants		$ 19,250	[1]		70,775,215							70,794,465
Issuance of common shares and pre-funded warrants (in Shares)	[1]	1,925,000
Capital contribution from non-controlling interest			[1]							751,841		751,841
Balance at Dec. 31, 2021		$ 39,813	[1]		130,318,637	(125,630)	37,819,226	6,942,111	5,632,199	3,974,932		184,601,288	[2]
Balance (in Shares) at Dec. 31, 2021	[1]	3,981,263
Net income (loss)			[1]				17,620,812			159,246		17,780,058
Statutory reserves			[1]				(2,225,734)	2,225,734
Foreign currency translation adjustment			[1]						(12,570,149)	(6,231)		(12,576,380)
Amortization of share-based compensation			[1]			125,630						125,630
Treasury shares											$ (355,844)	(355,844)
Treasury shares (in Shares)											(62,188)
Shares issued for service		$ 250	[1]		184,750							185,000
Shares issued for service (in Shares)	[1]	25,000
Capital contribution from non-controlling interest			[1]							37,116		37,116
Balance at Dec. 31, 2022		$ 40,063	[1]		$ 130,503,387		$ 53,214,304	$ 9,167,845	$ (6,937,950)	$ 4,165,063	$ (355,844)	$ 189,796,868	[2]
Balance (in Shares) at Dec. 31, 2022		4,006,263	[1]								(62,188)

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.
[2]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.